Business Combinations, Acquisitions, Sale and Non-controlling Interest - Additional Information (Detail) - MXN ($) $ in Thousands		1 Months Ended	4 Months Ended	12 Months Ended
	Dec. 18, 2019	Feb. 28, 2017	Apr. 24, 2019	Dec. 31, 2019	Dec. 31, 2017
Other Entities [member]
Disclosure of detailed information about business combination [line items]
Goodwill amount recognized					$ 260,355
Net of cash paid				$ 48,808	3,249,164
Additional non-controlling interest acquired				83,055
Nextel Telecomunicacoes Ltda [member]
Disclosure of detailed information about business combination [line items]
Amount paid for business acquisition				7,335,045
Goodwill amount recognized				8,228,664
Acquisition of fixed and mobile line operator	100.00%
Consideration transferred, acquisition-date fair value	$ 18,028,103
Liabilities incurred	$ 9,325,750
ClaroTelefnica Moviles Guatemala SA [Member]
Disclosure of detailed information about business combination [line items]
Amount paid for business acquisition			$ 5,946,787
Goodwill amount recognized				$ 2,632,451
Acquisition of fixed and mobile line operator			100.00%
Telekom Austria [member] | Metronet [member]
Disclosure of detailed information about business combination [line items]
Amount paid for business acquisition		$ 1,550,534
Goodwill amount recognized		$ 502,574
Acquisition of fixed and mobile line operator		97.68%
Mexican and Brazil subsidiaries [member]
Disclosure of detailed information about business combination [line items]
Additional non-controlling interest acquired					$ 23,881